Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Long-term debt by maturity:
2022	¥ 3,872,308
2023	2,566,770
2024	2,384,914
2025	17,782,488
2026	890,339
2027 and thereafter	7,674,222
Total	35,171,041	¥ 27,942,621
MUFG [Member]
Long-term debt by maturity:
2022	792,201
2023	896,760
2024	752,246
2025	979,603
2026	513,597
2027 and thereafter	5,319,235
Total	9,253,642	8,799,849
BK [Member]
Long-term debt by maturity:
2022	2,014,430
2023	644,383
2024	1,073,761
2025	16,530,494
2026	181,556
2027 and thereafter	1,434,969
Total	21,879,593	14,221,218
Other Subsidiaries [Member]
Long-term debt by maturity:
2022	1,065,677
2023	1,025,627
2024	558,907
2025	272,391
2026	195,186
2027 and thereafter	920,018
Total	¥ 4,037,806	¥ 4,921,554